Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for Jerome Jabbour[1] ($)	Compensation Actually Paid to Jerome Jabbour[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]	Net Income ($ Millions)
					TSR ($)
2024	598,000	627,231	586,920	590,057	1.01	(24)
2023	1,599,551	843,210	865,960	596,208	21.41	(23)
2022	1,674,207	325,448	859,639	392,816	49.50	(21)

Named Executive Officers, Footnote [Text Block]

1. Jerome Jabbour was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for 2022 and 2023 were James Ferguson and Theresa Matkovits. For 2024, the Non-PEO NEOs were James Ferguson and Keith Kucinski.

Adjustment To PEO Compensation, Footnote [Text Block]

3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Jerome Jabbour ($)	Exclusion of Option Awards for Jerome Jabbour ($)	Inclusion of Equity Values for Jerome Jabbour ($)	Compensation Actually Paid to Jerome Jabbour ($)
2024	598,000	—	29,231	627,231

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	586,920	—	3,137	590,057

Non-PEO NEO Average Total Compensation Amount	[1]	$ 586,920	$ 865,960	$ 859,639
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 590,057	596,208	392,816
Equity Valuation Assumption Difference, Footnote [Text Block]

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jerome Jabbour ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jerome Jabbour ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jerome Jabbour ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jerome Jabbour ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jerome Jabbour ($)	Total - Inclusion of Equity Values for Jerome Jabbour ($)
2024	—	17,651	—	11,580	—	29,231

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	—	2,521	—	2,931	(2,315)	3,137

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the three most recently completed fiscal years for the Company.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years.

Total Shareholder Return Amount	[4]	$ 1.01	21.41	49.50
Net Income (Loss) Attributable to Parent		$ (24,000,000)	$ (23,000,000)	$ (21,000,000)
PEO Name		Jerome Jabbour	Jerome Jabbour	Jerome Jabbour
Additional 402(v) Disclosure [Text Block]

2. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

Jerome Jabbour [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	$ 598,000	$ 1,599,551	$ 1,674,207
PEO Actually Paid Compensation Amount	[1],[2],[3]	627,231	$ 843,210	$ 325,448
Jerome Jabbour [Member] | Exclusion of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Jerome Jabbour [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		29,231
Jerome Jabbour [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Jerome Jabbour [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		17,651
Jerome Jabbour [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Jerome Jabbour [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,580
Jerome Jabbour [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Jerome Jabbour [Member] | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		29,231
Non-PEO NEO [Member] | Average Exclusion of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,137
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,521
Non-PEO NEO [Member] | Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,931
Non-PEO NEO [Member] | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,315)
Non-PEO NEO [Member] | Total Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 3,137

[1]	Jerome Jabbour was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for 2022 and 2023 were James Ferguson and Theresa Matkovits. For 2024, the Non-PEO NEOs were James Ferguson and Keith Kucinski.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table.
[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
[4]	Assumes $100 was invested in the Company for the period starting December 31, 2021, through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.